RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Summary of financing receivables
A summary of financing receivables as of September 30, 2018 and December 31, 2017 is as follows:

	September 30, 2018	December 31, 2017
	(in millions)
Retail	$9,152	$9,725
Wholesale	9,140	10,001
Other	74	69
Total	$18,366	$19,795

Summary of aging of financing receivables
The aging of financing receivables as of September 30, 2018 and December 31, 2017 is as follows (in millions):

	September 30, 2018
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$23	$3	$—	$26	$6,361	$6,387	$14	$6,401
EMEA	1	1	10	12	190	202	30	232
LATAM	16	1	1	18	1,719	1,737	38	1,775
APAC	1	—	—	1	743	744	—	744
Total Retail	$41	$5	$11	$57	$9,013	$9,070	$82	$9,152
Wholesale
NAFTA	$—	$—	$—	$—	$3,495	$3,495	$21	$3,516
EMEA	32	18	—	50	4,327	4,377	—	4,377
LATAM	—	—	—	—	516	516	—	516
APAC	2	—	—	2	729	731	—	731
Total Wholesale	$34	$18	$—	$52	$9,067	$9,119	$21	$9,140

	December 31, 2017
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$26	$9	$—	$35	$6,671	$6,706	$25	$6,731
EMEA	3	4	4	11	261	272	—	272
LATAM	8	—	—	8	1,851	1,859	40	1,899
APAC	—	—	—	—	823	823	—	823
Total Retail	$37	$13	$4	$54	$9,606	$9,660	$65	$9,725
Wholesale
NAFTA	$—	—	—	—	3,651	3,651	41	3,692
EMEA	23	12	4	39	5,061	5,100	9	5,109
LATAM	—	—	—	—	613	613	—	613
APAC	4	—	—	4	583	587	—	587
Total Wholesale	$27	$12	$4	$43	$9,908	$9,951	$50	$10,001

Summary of allowance for credit loss activity
Allowance for credit losses activity for the three and nine months ended September 30, 2018 and 2017 is as follows:

	Three Months Ended September 30, 2018
	Retail	Wholesale	Other	Total
Opening balance	$349	$193	$—	$542
Provision (benefit)	13	(12)	—	1
Charge-offs, net of recoveries	(20)	(4)	—	(24)
Foreign currency translation and other	(6)	(5)	—	(11)
Ending balance	336	172	—	508

	Nine Months Ended September 30, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision (benefit)	38	(9)	—	29
Charge-offs, net of recoveries	(60)	(5)	—	(65)
Foreign Currency Translation and Other	(25)	(14)	—	(39)
Ending Balance	336	172	—	508
Ending Balance: Individually Evaluated for Impairment	217	143	—	360
Ending Balance: Collectively Evaluated for Impairment	119	29	—	148
Receivables:
Ending Balance	9,152	9,140	74	18,366
Ending Balance: Individually Evaluated for Impairment	329	330	—	659
Ending Balance: Collectively Evaluated for Impairment	$8,823	$8,810	$74	$17,707

	Three Months Ended September 30, 2017
	Retail	Wholesale	Other	Total
Opening balance	$372	$225	$—	$597
Provision (benefit)	32	(11)	—	21
Charge-offs, net of recoveries	(30)	(8)	—	(38)
Foreign currency translation and other	6	6	—	12
Ending balance	380	212	—	592

	Nine Months Ended September 30, 2017
	Retail	Wholesale	Other	Total
Opening Balance	$374	$200	$—	$574
Provision (benefit)	61	(4)	—	57
Charge-offs, net of recoveries	(72)	(13)	—	(85)
Foreign Currency Translation and Other	17	29	—	46
Ending Balance	380	212	—	592
Ending Balance: Individually Evaluated for Impairment	201	168	—	369
Ending Balance: Collectively Evaluated for Impairment	179	44	—	223
Receivables:
Ending Balance	9,865	9,200	68	19,133
Ending Balance: Individually Evaluated for Impairment	372	485	—	857
Ending Balance: Collectively Evaluated for Impairment	$9,493	$8,715	$68	$18,276
Allowance for credit losses activity for the year ended December 31, 2017 is as follows:

	December 31, 2017
	Retail	Wholesale	Other	Total
Opening Balance	$374	$200	$—	$574
Provision	72	11	—	83
Charge-offs, net of recoveries	(103)	(15)	—	(118)
Foreign Currency Translation and Other	40	4	—	44
Ending Balance	383	200	—	583
Ending Balance: Individually Evaluated for Impairment	212	164	—	376
Ending Balance: Collectively Evaluated for Impairment	171	36	—	207
Receivables:
Ending Balance	9,725	10,001	69	19,795
Ending Balance: Individually Evaluated for Impairment	347	540	—	887
Ending Balance: Collectively Evaluated for Impairment	$9,378	$9,461	$69	$18,908

Summary of financing receivable impairment
Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	September 30, 2018				December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
NAFTA	$32	$31	$16	$34	$39	$37	$18	$41
EMEA	$253	$253	$183	$271	$260	$260	$170	$277
LATAM	$40	$40	$17	$45	$45	$45	$22	$32
APAC	$4	$3	$1	$4	$3	$3	$2	$2
Wholesale
NAFTA	$27	$25	$4	$36	$44	$44	$3	$49
EMEA	$270	$270	$118	$263	$457	$457	$134	$443
LATAM	$25	$17	$16	$27	$30	$17	$21	$28
APAC	$8	$7	$5	$9	$9	$9	$6	$4
Total
Retail	$329	$327	$217	$354	$347	$345	$212	$352
Wholesale	$330	$319	$143	$335	$540	$527	$164	$524

Summary of carrying amount of restricted assets
At September 30, 2018 and December 31, 2017, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2018	December 31, 2017
Retail note and finance lease receivables	$6,431	$6,833
Wholesale receivables	6,650	7,156
Total	$13,081	$13,989